K R A M E R  L E V I N  N A F T A L I S  &  F R A N K E L  L L P

George M. Silfen
Partner
Phone (212) 715-9522

January 23, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	ACAP Strategic Fund
Registration Statement on Form N-2
(File Nos. 333-[ ] and 811- 22312)

Ladies and Gentlemen:

On behalf of ACAP Strategic Fund (the “Fund”), transmitted for filing with the Securities and Exchange Commission (the “Commission”), pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended (the “1933 Act”), is the Fund’s Registration Statement on Form N-2 (the “Registration Statement”). The Fund is a registered closed-end management investment company that makes periodic repurchase offers under Rule 23c-3 under the 1940 Act pursuant to a fundamental policy adopted by the Fund’s Board of Trustees. Consistent with the conditions required for immediate effectiveness pursuant to Rule 486(b) under the 1933 Act (“Rule 486(b)”), this Registration Statement is filed solely for the purposes of: (i) registering an additional $981,929,145 worth of shares of common stock; (ii) bringing the financial statements up to date; and (iii) making certain non-material changes that the Fund deems appropriate. With the exception of these updates, the Registration Statement is substantially identical to the Fund’s Registration Statement declared effective by the Commission on December 31, 2009.

Pursuant to Rule 486(b)(4), we represent that the Registration Statement does not contain disclosures that would render it ineligible to become effective immediately under Rule 486(b).

Please call me at 212-715-9522 with any comments on the Registration Statement or if you have any questions regarding this filing. Thank you for your assistance regarding this matter.

Very truly yours,

/s/ George Silfen

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